Statements of Consolidated Income and Comprehensive Income Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 865,887		$ 752,561		$ 631,034
Foreign currency translation adjustments	(103,441)		(46,748)		(7,403)
Net actuarial gains (losses) and prior service costs arising during period	(56,536)	[1]	85,051	[1]	(6,192)	[1]
Less: amortization of net actuarial losses and prior service costs included in Net pension costs	8,980	[2]	10,933	[2]	10,973	[2]
Employee benefit plans	(47,556)		95,984		4,781
Unrealized holding gains (losses) arising during period	366	[3]	134	[3]	123	[3]
Less: reclassification adjustments for (gains) losses included in net income	(283)	[4]	(25)	[4]	(12)	[4]
Unrealized net gains (losses) on available-for-sale securities	83		109		111
Other comprehensive (loss) income	(150,914)		49,345		(2,511)
Comprehensive income	$ 714,973		$ 801,906		$ 628,523

[1]	Net of taxes of $24,954, $(63,343) and $2,846, in 2014, 2013 and 2012, respectively.
[2]	Net of taxes of $(2,712), $(7,643) and $(13,350), in 2014, 2013 and 2012, respectively.
[3]	Net of taxes of $(228), $(84) and $(77), in 2014, 2013 and 2012, respectively.
[4]	Net of taxes of $178, $17 and $7 in 2014, 2013 and 2012, respectively.